Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 30, 2012
Government and Quality Bond Portfolio (Prospectus Summary): | Government and Quality Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Government and Quality Bond Portfolio
Supplement Text	ck0000726735_SupplementTextBlock

ANCHOR SERIES TRUST

Supplement to the Statutory Prospectus Dated April 30, 2012

Government and Quality Bond Portfolio. In the Portfolio Summary, under Principal Investment Strategies of the Portfolio, the following is added as the last paragraph:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio may also invest in credit default swaps, including credit default swaps on indices (up to 10%), which may be used to adjust credit exposure and to manage portfolio credit risk.
Risk, Heading	rr_RiskHeading	Under Principal Risks of Investing in the Portfolio, the following risks are added:
Risk, Narrative	rr_RiskNarrativeTextBlock

Credit Default Swap Risk . Credit default swaps increase credit risk when the Portfolio is the seller and increase counterparty risk when the Portfolio is the buyer. Credit default swaps may be illiquid and may be difficult to trade or value, especially in the event of market disruptions. Credit default swap transactions in which the Portfolio is the seller may require the Portfolio to liquidate securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the Portfolio.

Derivatives Risk. A derivative is any financial instrument whose value is based on, and determined by another security, index or benchmark ( i.e., stock options, futures, caps, floors, etc.). To the extent a derivative contract is used to hedge another position in the Portfolio, the Portfolio will be exposed to the risks associated with hedging as described below and in the Glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a security, loan or derivative held by the Portfolio becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there my be no recovery or limited recovery in such circumstances.

Hedging Risk. A hedge is an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position in a related security (often a derivative, such as an option or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.